Properties - Schedule of Components of Properties (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total properties	$ 396.2	$ 396.4
Less – Accumulated depreciation and amortization	339.1	332.1
Properties, net	57.1	64.3	$ 75.9
Buildings
Property, Plant and Equipment [Line Items]
Total properties	0.3	0.3
Machinery and office equipment
Property, Plant and Equipment [Line Items]
Total properties	208.7	211.5
Internal-use software
Property, Plant and Equipment [Line Items]
Total properties	180.9	177.1
Rental equipment
Property, Plant and Equipment [Line Items]
Total properties	$ 6.3	$ 7.5